UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23136

Investment Company Act File Number

Eaton Vance High Income 2021 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

High Income 2021 Target Term Trust

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 112.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.9%
TransDigm, Inc., 5.50%, 10/15/20	$4,000	$4,055,000

		$4,055,000

Air Transportation — 1.3%
Air Canada, 7.75%, 4/15/21(1)	$2,500	$2,862,500

		$2,862,500

Automotive & Auto Parts — 0.9%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$2,000	$2,053,750

		$2,053,750

Banks & Thrifts — 2.6%
Ally Financial, Inc., 4.25%, 4/15/21	$1,000	$1,027,500
Ally Financial, Inc., 8.00%, 12/31/18	2,000	2,100,000
CIT Group, Inc., 3.875%, 2/19/19	2,500	2,531,250

		$5,658,750

Broadcasting — 0.7%
Netflix, Inc., 5.375%, 2/1/21	$1,500	$1,591,875

		$1,591,875

Building Materials — 4.2%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$265	$282,225
FBM Finance, Inc., 8.25%, 8/15/21(1)	6,710	7,162,925
Gibraltar Industries, Inc., 6.25%, 2/1/21	1,655	1,684,790

		$9,129,940

Cable/Satellite TV — 7.7%
Cablevision Systems Corp., 8.00%, 4/15/20	$2,500	$2,675,000
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	5,070	5,095,350
CSC Holdings, LLC, 6.75%, 11/15/21	4,925	5,294,375
DISH DBS Corp., 6.75%, 6/1/21	3,635	3,830,381

		$16,895,106

Capital Goods — 1.7%
Anixter, Inc., 5.125%, 10/1/21	$3,500	$3,701,250

		$3,701,250

Chemicals — 1.2%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$2,500	$2,634,375

		$2,634,375

Consumer Products — 2.5%
Edgewell Personal Care Co., 4.70%, 5/19/21	$1,500	$1,556,250
HRG Group, Inc., 7.875%, 7/15/19	4,000	4,009,000

		$5,565,250

Security	Principal Amount (000’s omitted)	Value
Containers — 1.9%
Ball Corp., 4.375%, 12/15/20	$4,000	$4,155,000

		$4,155,000

Diversified Financial Services — 8.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,000	$1,050,939
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	2,394	2,459,835
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	2,775	2,806,080
DAE Funding, LLC, 4.00%, 8/1/20(1)	3,295	3,336,187
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	3,585	3,689,144
Navient Corp., 4.875%, 6/17/19	1,000	1,019,400
Navient Corp., 5.50%, 1/15/19	1,000	1,020,000
Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(1)	4,000	3,860,000

		$19,241,585

Energy — 20.5%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$2,000	$2,078,540
Antero Resources Corp., 5.375%, 11/1/21	4,000	4,115,000
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	2,595	2,653,388
Denbury Resources, Inc., 9.00%, 5/15/21(1)	81	83,126
Energy Transfer Equity, L.P., 7.50%, 10/15/20	2,000	2,205,000
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	2,685	2,805,825
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,000	3,071,250
Resolute Energy Corp., 8.50%, 5/1/20	480	490,800
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,500	4,827,036
SESI, LLC, 7.125%, 12/15/21	3,000	3,078,750
SM Energy Co., 6.50%, 11/15/21	3,000	3,052,500
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 8/1/20	2,000	2,058,750
Tervita Escrow Corp., 7.625%, 12/1/21(1)	3,645	3,672,338
Weatherford International, Ltd., 5.125%, 9/15/20	835	836,002
Whiting Petroleum Corp., 5.75%, 3/15/21	2,500	2,571,875
Williams Cos., Inc. (The), 7.875%, 9/1/21	2,000	2,320,000
Williams Partners, L.P., 4.00%, 11/15/21	1,500	1,552,385
WPX Energy, Inc., 7.50%, 8/1/20	3,000	3,262,500

		$44,735,065

Environmental — 2.7%
Clean Harbors, Inc., 5.125%, 6/1/21	$1,500	$1,518,750
GFL Environmental, Inc., 9.875%, 2/1/21(1)	4,120	4,351,750

		$5,870,500

Food & Drug Retail — 2.1%
Safeway, Inc., 4.75%, 12/1/21	$4,750	$4,560,000

		$4,560,000

Gaming — 6.3%
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	$2,500	$2,606,250
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	2,940	3,101,700
MGM Resorts International, 6.625%, 12/15/21	2,500	2,749,250
MGM Resorts International, 6.75%, 10/1/20	895	968,837
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	1,490	1,482,550
Studio City Co., Ltd., 7.25%, 11/30/21(1)	2,750	2,908,125

		$13,816,712

Security	Principal Amount (000’s omitted)	Value
Health Care — 8.9%
Centene Corp., 5.625%, 2/15/21	$1,500	$1,545,000
CHS/Community Health Systems, Inc., 5.125%, 8/1/21	1,000	905,000
HCA Healthcare, Inc., 6.25%, 2/15/21	4,500	4,781,250
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,500	2,615,625
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	2,095	2,362,113
Tenet Healthcare Corp., 6.00%, 10/1/20	2,500	2,652,625
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,235	1,301,381
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	3,225	3,293,531

		$19,456,525

Homebuilders/Real Estate — 2.6%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(1)	$2,663	$2,719,589
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,750	2,860,000

		$5,579,589

Insurance — 1.2%
Hub International, Ltd., 7.875%, 10/1/21(1)	$2,500	$2,606,250

		$2,606,250

Leisure — 1.0%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$2,055	$2,132,063

		$2,132,063

Metals/Mining — 5.3%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$4,110	$4,079,175
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	3,220	3,348,800
Freeport-McMoRan, Inc., 4.00%, 11/14/21	2,000	2,010,000
Hecla Mining Co., 6.875%, 5/1/21	1,000	1,028,750
SunCoke Energy, Inc., 7.625%, 8/1/19	1,000	1,001,100

		$11,467,825

Publishing/Printing — 0.7%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% cash or 9.25% PIK), 8/1/19(1)(2)	$1,499	$1,498,550

		$1,498,550

Restaurants — 1.2%
Yum! Brands, Inc., 3.75%, 11/1/21	$2,500	$2,546,875

		$2,546,875

Services — 2.8%
ADT Corp. (The), 6.25%, 10/15/21	$2,500	$2,750,000
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	255	258,131
West Corp., 4.75%, 7/15/21(1)	3,000	3,045,000

		$6,053,131

Steel — 3.0%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$4,155	$4,258,875
Steel Dynamics, Inc., 5.125%, 10/1/21	1,500	1,541,250
United States Steel Corp., 8.375%, 7/1/21(1)	795	862,973

		$6,663,098

Super Retail — 3.9%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$495	$472,725
L Brands, Inc., 6.625%, 4/1/21	2,000	2,200,000

Security	Principal Amount (000’s omitted)	Value
Michaels Stores, Inc., 5.875%, 12/15/20(1)	$2,725	$2,765,875
Penske Automotive Group, Inc., 3.75%, 8/15/20	3,000	3,063,750

		$8,502,350

Technology — 7.6%
CommScope, Inc., 5.00%, 6/15/21(1)	$2,500	$2,556,250
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,500	2,606,833
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	3,500	3,640,000
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% cash or 7.875% PIK), 5/1/21(1)(2)	5,000	5,137,500
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	2,500	2,556,250

		$16,496,833

Telecommunications — 7.7%
CenturyLink, Inc., 6.45%, 6/15/21	$2,500	$2,537,500
Digicel, Ltd., 6.00%, 4/15/21(1)	3,055	3,018,310
Frontier Communications Corp., 6.25%, 9/15/21	660	470,250
Frontier Communications Corp., 9.25%, 7/1/21	1,000	790,000
GCI, Inc., 6.75%, 6/1/21	1,367	1,392,631
Hughes Satellite Systems Corp., 7.625%, 6/15/21	1,000	1,108,750
Sprint Communications, Inc., 7.00%, 3/1/20(1)	2,500	2,681,250
Sprint Corp., 7.25%, 9/15/21	4,500	4,775,625

		$16,774,316

Total Corporate Bonds & Notes (identified cost $242,038,668)		$246,304,063

Senior Floating-Rate Loans — 5.5%(3)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 1.1%
American Tire Distributors Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing September 1, 2021	$1,980	$1,996,275
VFH Parent, LLC
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing December 30, 2021	430	435,726

		$2,432,001

Energy — 1.6%
Chesapeake Energy Corporation
Term Loan, 8.95%, (3 mo. USD LIBOR + 7.50%), Maturing August 23, 2021	$3,265	$3,483,347

		$3,483,347

Gaming — 0.4%
GLP Financing, LLC
Term Loan, 2.96%, (3 mo. USD LIBOR + 1.50%), Maturing April 28, 2021	$1,000	$990,000

		$990,000

Services — 0.9%
Brickman Group, Ltd., LLC
Term Loan - Second Lien, 7.99%, (1 mo. USD LIBOR + 6.50%), Maturing December 17, 2021	$1,872	$1,885,379

		$1,885,379

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 0.3%
Intelsat Jackson Holdings S.A.
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019	$730	$733,164

		$733,164

Transportation Ex Air/Rail — 1.2%
XPO Logistics, Inc.
Term Loan, 3.60%, (3 mo. USD LIBOR + 2.25%), Maturing November 1, 2021	$2,500	$2,518,173

		$2,518,173

Total Senior Floating-Rate Loans (identified cost $11,760,849)		$12,042,064

Convertible Bonds — 4.5%

Security	Principal Amount (000’s omitted)	Value
Utilities — 4.5%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$4,500	$4,463,437
Pattern Energy Group, Inc., 4.00%, 7/15/20	2,455	2,502,566
SolarCity Corp., 1.625%, 11/1/19	3,000	2,791,875

		$9,757,878

Total Convertible Bonds (identified cost $9,703,840)		$9,757,878

Total Investments — 122.9% (identified cost $263,503,357)		$268,104,005

Other Assets, Less Liabilities — (22.9)%		$(49,987,042)

Net Assets — 100.0%		$218,116,963

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $111,321,759 or 51.0% of the Trust’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$246,304,063	$—	$246,304,063
Senior Floating-Rate Loans	—	12,042,064	—	12,042,064
Convertible Bonds	—	9,757,878	—	9,757,878
Total Investments	$—	$268,104,005	$—	$268,104,005

The Trust held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance High Income 2021 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018